Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 27, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
CLASS R
Prospectus [Line Items]
Average Annual Return, Percent	[1]		33.81%	13.80%	13.58%
Performance Inception Date		Sep. 30, 2025
CLASS R | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		33.19%	11.84%	11.66%
CLASS R | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		20.50%	10.64%	10.71%
CLASS P
Prospectus [Line Items]
Performance Inception Date		Nov. 01, 1982
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.36%	18.96%	16.78%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%	13.10%

[1]	Performance shown prior to the inception date is that of the Fund's Class P shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. The inception date of the Fund's Class P shares is November 1, 1982. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Class P shares' returns of the Fund as they have different expenses.